UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03651

Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

December 31, 2014

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Capital Growth Fund

Touchstone International Small Cap Fund

Touchstone Large Cap Fund

Touchstone Small Cap Value Opportunities Fund

Touchstone Value Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolio of Investments:
Touchstone Capital Growth Fund	5
Touchstone International Small Cap Fund	7
Touchstone Large Cap Fund	11
Touchstone Small Cap Value Opportunities Fund	13
Touchstone Value Fund	15
Statements of Assets and Liabilities	18 - 21
Statements of Operations	22
Statements of Changes in Net Assets	24 - 25
Statements of Changes in Net Assets - Capital Stock Activity	26 - 29
Financial Highlights	30 - 39
Notes to Financial Statements	40 - 51
Other Items	52 - 62
Privacy Protection Policy	63

This report identifies the Funds' investments on December 31, 2014. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

December 31, 2014

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Capital Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	27.0%
Consumer Discretionary	17.9
Health Care	16.5
Industrials	14.9
Consumer Staples	9.1
Energy	5.8
Financials	5.8
Investment Funds	3.5
Materials	1.0
Other Assets/Liabilities (Net)	(1.5)
Total	100.0%

Touchstone Large Cap Fund
Sector Allocation*	(% of Net Assets)
Information Technology	19.5%
Financials	18.8
Consumer Discretionary	16.0
Consumer Staples	11.6
Health Care	9.3
Materials	8.8
Industrials	6.4
Energy	6.4
Telecommunication Services	1.8
Investment Funds	1.9
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone International Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Japan	23.9%
United Kingdom	12.5
Germany	7.3
Canada	6.3
Australia	5.5
Sweden	4.8
Spain	3.6
France	3.2
Ireland	3.1
Italy	3.0
Hong Kong	2.8
Norway	2.1
South Korea	2.1
New Zealand	1.9
Belgium	1.8
Switzerland	1.8
Austria	1.8
Denmark	1.7
Portugal	1.3
Thailand	1.2
Singapore	1.1
Jersey	1.1
Bermuda	1.0
Luxembourg	0.9
Israel	0.7
Exchange Traded Fund	1.9
Investment Funds	7.9
Other Assets/Liabilities (Net)	(6.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Small Cap Value Opportunities Fund
Sector Allocation*	(% of Net Assets)
Financials	33.4%
Consumer Discretionary	16.5
Industrials	15.1
Information Technology	9.7
Health Care	6.7
Materials	4.7
Energy	4.6
Utilities	2.7
Consumer Staples	2.2
Telecommunication Services	0.9
Investment Funds	19.4
Other Assets/Liabilities (Net)	(15.9)
Total	100.0%

Touchstone Value Fund
Sector Allocation*	(% of Net Assets)
Financials	24.8%
Health Care	20.0
Information Technology	11.1
Consumer Discretionary	10.5
Industrials	9.2
Energy	8.4
Consumer Staples	6.5
Telecommunications Services	3.8
Investment Funds	3.2
Materials	2.4
Utilities	1.4
Other Assets/Liabilities (Net)	(1.3)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Portfolio of Investments

Touchstone Capital Growth Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

Information Technology — 27.0%
Adobe Systems, Inc.*	58,105	$4,224,234
Alibaba Group Holding Ltd., ADR*	23,925	2,486,764
Analog Devices, Inc.	77,915	4,325,841
Apple, Inc.	72,415	7,993,168
ARM Holdings PLC, ADR	43,115	1,996,224
EMC Corp.	72,085	2,143,808
Google, Inc. - Class C*	6,895	3,629,528
Google, Inc. - Class A*	6,895	3,658,901
LinkedIn Corp. - Class A*	12,080	2,774,897
Microsoft Corp.	60,625	2,816,031
Palo Alto Networks, Inc.*	26,700	3,272,619
Qualcomm, Inc.	23,855	1,773,142
Splunk, Inc.*	50,640	2,985,228
Stratasys Ltd.*†	13,815	1,148,165
Visa, Inc. - Class A	24,905	6,530,091
		51,758,641

Consumer Discretionary — 17.9%
Amazon.com, Inc.*	10,740	3,333,159
BorgWarner, Inc.	73,610	4,044,870
Harman International Industries, Inc.	35,975	3,838,892
Michael Kors Holdings Ltd. (British Virgin Islands)*	39,525	2,968,328
Priceline Group, Inc. (The)*	1,715	1,955,460
Restoration Hardware Holdings, Inc.*†	33,630	3,228,816
Starbucks Corp.	46,415	3,808,351
Starwood Hotels & Resorts Worldwide, Inc.	46,500	3,769,755
VF Corp.	59,720	4,473,028
Walt Disney Co. (The)	29,390	2,768,244
		34,188,903

Health Care — 16.5%
Biogen Idec, Inc.*	14,510	4,925,420
Celgene Corp.*	50,065	5,600,271
Cerner Corp.*	66,388	4,292,648
Grifols SA, ADR	79,225	2,692,858
Henry Schein, Inc.*	23,770	3,236,286
Novartis AG, ADR	40,760	3,776,822
Shire PLC, ADR	14,835	3,153,031
Thermo Fisher Scientific, Inc.	30,745	3,852,041
		31,529,377

Industrials — 14.9%
Danaher Corp.	41,165	3,528,252
Flowserve Corp.	40,650	2,432,090
Fluor Corp.	33,395	2,024,739
HD Supply Holdings, Inc.*	139,835	4,123,734
Precision Castparts Corp.	14,055	3,385,568
Union Pacific Corp.	44,280	5,275,076
United Rentals, Inc.*	37,940	3,870,259
United Technologies Corp.	33,710	3,876,650
		28,516,368

Consumer Staples — 9.1%
Anheuser-Busch InBev N.V., ADR	32,000	3,594,240
Costco Wholesale Corp.	29,615	4,197,926
Estee Lauder Cos., Inc. (The) - Class A	28,865	2,199,513
Hain Celestial Group, Inc. (The)*	87,290	5,088,134
Walgreens Boots Alliance, Inc.	31,745	2,418,969
		17,498,782

Energy — 5.8%
Anadarko Petroleum Corp.	48,580	4,007,850
Pioneer Natural Resources Co.	25,970	3,865,634
Schlumberger Ltd. (Curacao)	38,210	3,263,516
		11,137,000

Financials — 5.8%
Ameriprise Financial, Inc.	45,877	6,067,233
BlackRock, Inc.	13,900	4,970,084
		11,037,317

Materials — 1.0%
Monsanto Co.	16,475	1,968,268
Total Common Stocks		$187,634,656

Investment Funds — 3.5%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	2,428,723	2,428,723
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	4,132,615	4,132,615
Total Investment Funds		$6,561,338

Total Investment Securities —101.5%
(Cost $127,974,084)		$194,195,994

Liabilities in Excess of Other Assets — (1.5%)		(2,783,129)

Net Assets — 100.0%		$191,412,865

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $2,388,123.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

5

Touchstone Capital Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$187,634,656	$—	$—	$187,634,656
Investment
Funds	6,561,338	—	—	6,561,338
				$194,195,994

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone International Small Cap Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.5%

Japan — 23.9%

Consumer Discretionary — 3.8%
Calsonic Kansei Corp.	188,000	$1,042,025
Daiichikosho Co. Ltd.	40,500	1,098,086
HIS Co. Ltd.	57,300	1,617,627
Seria Co. Ltd.	33,600	1,119,329
Sumitomo Rubber Industries Ltd.	67,200	999,000

Consumer Staples — 2.0%
NH Foods Ltd.	70,000	1,531,481
Pola Orbis Holdings, Inc.†	40,700	1,626,700

Energy — 0.6%
Japan Petroleum Exploration Co. Ltd.	31,600	992,783

Financials — 3.4%
Leopalace21 Corp.*	278,300	1,755,675
Nomura Real Estate Office Fund, Inc. REIT	340	1,685,994
Zenkoku Hosho Co. Ltd.	63,100	1,790,619

Health Care — 0.7%
Message Co. Ltd.	36,600	1,005,310

Industrials — 6.5%
COMSYS Holdings Corp.	78,200	1,069,758
Hoshizaki Electric Co. Ltd.	41,800	2,014,256
Kanamoto Co. Ltd.	58,500	1,581,833
Kyowa Exeo Corp.	99,500	1,061,138
Minebea Co. Ltd.	119,000	1,757,380
Sankyu, Inc.	262,000	1,063,437
Sanwa Holdings Corp.	205,000	1,429,088

Information Technology — 3.3%
Alps Electric Co. Ltd.	82,300	1,555,667
Iriso Electronics Co. Ltd.	22,600	1,199,466
Japan Aviation Electronics Industry Ltd.	63,000	1,376,372
Kakaku.com, Inc.	73,000	1,044,390

Materials — 3.6%
Daicel Corp.	163,000	1,903,920
Nippon Paint Holdings Co. Ltd.	82,000	2,376,196
Tokyo Ohka Kogyo Co. Ltd.	42,700	1,306,429
Total Japan		37,003,959

United Kingdom — 12.5%

Consumer Discretionary — 3.5%
Halfords Group PLC	206,700	1,508,353
Howden Joinery Group PLC	333,397	2,079,979
Taylor Wimpey PLC	820,640	1,750,769

Financials — 2.0%
Jupiter Fund Management PLC	289,513	1,634,837
Savills PLC	141,783	1,499,827

Health Care — 1.3%
Synergy Health PLC	62,872	2,038,844

Industrials — 3.1%
Berendsen PLC	100,468	1,717,224
Northgate PLC	172,824	1,638,464
WS Atkins PLC	67,937	1,438,811

Information Technology — 1.9%
Micro Focus International PLC	108,821	1,831,769
Optimal Payments PLC*	195,591	1,038,192

Materials — 0.7%
Elementis PLC	284,704	1,154,039
Total United Kingdom		19,331,108

Germany — 7.3%

Consumer Discretionary — 1.3%
Stroeer Media SE	67,865	2,013,084

Financials — 2.1%
Aurelius AG	51,047	1,931,937
Patrizia Immobilien AG*	88,400	1,298,083

Industrials — 2.7%
Indus Holding AG	25,007	1,144,859
KUKA AG†	23,300	1,648,065
Norma Group SE	28,293	1,350,455

Telecommunication Services — 1.2%
Freenet AG	65,921	1,874,289
Total Germany		11,260,772

Canada — 6.3%

Consumer Discretionary — 0.8%
Entertainment One Ltd.	238,754	1,193,067

Energy — 0.6%
Pason Systems, Inc.	47,500	894,968

Financials — 1.3%
Element Financial Corp.*	158,487	1,928,909

Industrials — 2.2%
Stantec, Inc.	54,200	1,489,590
WestJet Airlines Ltd.	67,000	1,942,296

Materials — 1.4%
Intertape Polymer Group, Inc.	139,339	2,231,967
Total Canada		9,680,797

Australia — 5.5%

Consumer Discretionary — 2.1%
Slater & Gordon Ltd.	334,057	1,732,477
Spotless Group Holdings Ltd.*	1,031,354	1,597,602
Financials — 1.6%
Magellan Financial Group Ltd.	183,745	2,447,368

7

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.5% (Continued)

Australia — (Continued)

Health Care — 0.7%
Estia Health Ltd.*	287,919	$1,114,171

Materials — 1.1%
CSR Ltd.	522,930	1,652,161
Total Australia		8,543,779

Sweden — 4.8%

Consumer Discretionary — 0.9%
JM AB	42,101	1,334,541

Financials — 1.8%
Fastighets AB Balder, Class B*	204,185	2,867,629

Industrials — 2.1%
Haldex AB	131,034	1,698,340
Loomis AB, Class B	54,000	1,559,932
Total Sweden		7,460,442

Spain — 3.6%

Financials — 1.2%
Bankinter SA	229,140	1,840,850

Health Care — 1.0%
Almirall SA*	93,298	1,539,622

Industrials — 0.7%
Prosegur Cia de Seguridad SA	197,831	1,127,101

Materials — 0.7%
Tubacex SA	275,200	1,026,142
Total Spain		5,533,715

France — 3.2%

Consumer Discretionary — 0.9%
Plastic Omnium SA	50,304	1,365,146

Health Care — 1.1%
Ipsen SA	34,300	1,775,422

Information Technology — 1.2%
UBISOFT Entertainment*	99,919	1,821,574
Total France		4,962,142

Ireland — 3.1%

Consumer Staples — 2.0%
Greencore Group PLC	717,210	3,185,754

Materials — 1.1%
Smurfit Kappa Group PLC	73,707	1,657,558
Total Ireland		4,843,312

Italy — 3.0%

Financials — 0.8%
Banca Generali SpA	43,896	1,220,891

Health Care — 1.0%
Recordati SpA	102,092	1,582,772

Industrials — 1.2%
Interpump Group SpA	133,700	1,876,001
Total Italy		4,679,664

Hong Kong — 2.8%

Financials — 1.0%
Dah Sing Banking Group Ltd.	942,000	1,505,895

Information Technology — 0.8%
PAX Global Technology Ltd.*†	1,221,000	1,250,677

Utilities — 1.0%
China Power International
Development Ltd.	3,077,000	1,552,614
Total Hong Kong		4,309,186

Norway — 2.1%

Consumer Staples — 1.1%
Salmar ASA	103,612	1,763,840

Materials — 1.0%
Borregaard ASA	210,642	1,558,046
Total Norway		3,321,886

South Korea — 2.1%

Consumer Discretionary — 1.4%
Hanssem Co. Ltd.†	20,700	2,151,625

Information Technology — 0.7%
AfreecaTV Co. Ltd.†	45,300	1,091,973
Total South Korea		3,243,598

New Zealand — 1.9%

Consumer Discretionary — 0.9%
SKY Network Television Ltd.	274,598	1,289,145

Utilities — 1.0%
Meridian Energy Ltd.†	1,158,406	1,582,491
Total New Zealand		2,871,636

Belgium — 1.8%

Health Care — 1.8%
Fagron NV	37,769	1,578,321
Ion Beam Applications*	72,200	1,252,826
Total Belgium		2,831,147

8

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.5% (Continued)

Switzerland — 1.8%

Consumer Staples — 1.0%
Aryzta AG	20,378	$1,566,040

Financials — 0.8%
Cembra Money Bank AG	22,459	1,234,431
Total Switzerland		2,800,471

Austria — 1.8%

Industrials — 0.9%
Oesterreichische Post AG	28,794	1,406,931

Information Technology — 0.9%
ams AG	38,148	1,379,050
Total Austria		2,785,981

Denmark — 1.7%

Consumer Staples — 1.7%
Royal UNIBREW A/S*	15,085	2,644,450

Portugal — 1.3%

Industrials — 1.3%
CTT-Correios de Portugal SA	200,700	1,938,390

Thailand — 1.2%

Utilities — 1.2%
TTW PCL	2,807,002	987,507
TTW PCL- Foreign Shares	2,457,298	864,481
Total Thailand		1,851,988

Singapore — 1.1%

Consumer Staples — 1.1%
First Resources Ltd.	706,000	992,575
Sino Grandness Food Industry Group Ltd.*†	2,305,000	779,990
Total Singapore		1,772,565

Jersey — 1.1%

Financials — 1.1%
Henderson Group PLC	500,156	1,653,663

Bermuda — 1.0%

Financials — 1.0%
Catlin Group Ltd.	144,820	1,508,573

Luxembourg — 0.9%

Financials — 0.9%
Grand City Properties SA*†	98,500	1,452,399

Israel — 0.7%

Financials — 0.7%
Mizrahi Tefahot Bank Ltd.*	102,692	1,074,713
Total Common Stocks		$149,360,336

Exchange Traded Fund — 1.9%

United States — 1.9%
iShares MSCI EAFE Small Cap Index Fund†	64,474	3,011,581

Investment Funds — 7.9%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	10,067,164	10,067,164
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	2,172,299	2,172,299
Total Investment Funds		$12,239,463

Total Investment Securities —106.3%
(Cost $143,466,439)		$164,611,380

Liabilities in Excess of Other Assets — (6.3%)		(9,781,910)

Net Assets — 100.0%		$154,829,470

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $9,358,930.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

PCL - Public Company Limited

PLC - Public Limited Company

REIT- Real Estate Investment Trust

9

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Common
Stocks
Japan	$—	$37,003,959	$—	$37,003,959
United
Kingdom	1,831,769	17,499,339	—	19,331,108
Germany	—	11,260,772	—	11,260,772
Canada	8,487,730	1,193,067	—	9,680,797
Australia	1,114,171	7,429,608	—	8,543,779
Sweden	—	7,460,442	—	7,460,442
Spain	—	5,533,715	—	5,533,715
France	—	4,962,142	—	4,962,142
Ireland	—	4,843,312	—	4,843,312
Italy	—	4,679,664	—	4,679,664
Hong
Kong	—	4,309,186	—	4,309,186
Norway	—	3,321,886	—	3,321,886
South
Korea	—	3,243,598	—	3,243,598
New
Zealand	—	2,871,636	—	2,871,636
Belgium	1,252,826	1,578,321	—	2,831,147
Switzerland	—	2,800,471	—	2,800,471
Austria	1,406,931	1,379,050	—	2,785,981
Denmark	—	2,644,450	—	2,644,450
Portugal	—	1,938,390	—	1,938,390
Thailand	—	1,851,988	—	1,851,988
Singapore	—	1,772,565	—	1,772,565
Jersey	—	1,653,663	—	1,653,663
Bermuda	—	1,508,573	—	1,508,573
Luxembourg	—	1,452,399	—	1,452,399
Israel	—	1,074,713	—	1,074,713
Exchange Traded Fund	3,011,581	—	—	3,011,581
Investment
Funds	12,239,463	—	—	12,239,463
				$164,611,380

At December 31, 2014, securities valued at $93,917,009 were transferred from Level 1 to Level 2. Transfers from Level 1 to Level 2 are due to the closure of several foreign markets.

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Large Cap Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Information Technology — 19.5%
Cisco Systems, Inc.	72,870	$2,026,879
Corning, Inc.	119,230	2,733,945
EMC Corp.	85,040	2,529,090
Intel Corp.	64,360	2,335,624
International Business Machines Corp.	9,150	1,468,026
Microsoft Corp.	31,370	1,457,136
Visa, Inc. - Class A	13,500	3,539,700
		16,090,400

Financials — 18.8%
Alleghany Corp.*	5,325	2,468,138
Bank of America Corp.	134,850	2,412,466
Berkshire Hathaway, Inc. - Class B*	27,510	4,130,626
BlackRock, Inc.	8,580	3,067,866
Wells Fargo & Co.	62,820	3,443,792
		15,522,888

Consumer Discretionary — 16.0%
Bed Bath & Beyond, Inc.*	34,830	2,653,001
CarMax, Inc.*	61,600	4,101,328
Carnival Corp. (Panama)	74,470	3,375,725
Lowe's Cos., Inc.	45,010	3,096,688
		13,226,742

Consumer Staples — 11.6%
Altria Group, Inc.	52,320	2,577,806
Brown-Forman Corp. - Class B	10,050	882,792
Coca-Cola Co. (The)	42,000	1,773,240
Energizer Holdings, Inc.	20,420	2,625,195
Wal-Mart Stores, Inc.	19,990	1,716,741
		9,575,774

Health Care — 9.3%
Bristol-Myers Squibb Co.	55,120	3,253,734
Eli Lilly & Co.	42,000	2,897,580
Pfizer, Inc.	50,090	1,560,304
		7,711,618

Materials — 8.8%
Albemarle Corp.†	37,080	2,229,620
Mosaic Co. (The)	43,160	1,970,254
NewMarket Corp.	7,554	3,048,266
		7,248,140

Industrials — 6.4%
FedEx Corp.	9,540	1,656,716
General Dynamics Corp.	26,370	3,629,039
		5,285,755

Energy — 6.4%
Apache Corp.	17,110	1,072,284
Chevron Corp.	19,980	2,241,356
ConocoPhillips	28,510	1,968,901
		5,282,541

Telecommunication Services — 1.8%
Verizon Communications, Inc.	32,080	1,500,702
Total Common Stocks		$81,444,560

Investment Funds — 1.9%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	464,012	464,012
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	1,076,514	1,076,514
Total Investment Funds		$1,540,526

Total Investment Securities —100.5%
(Cost $80,954,285)		$82,985,086

Liabilities in Excess of Other Assets — (0.5%)		(392,405)

Net Assets — 100.0%		$82,592,681

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $448,209.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

11

Touchstone Large Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$81,444,560	$—	$—	$81,444,560
Investment
Funds	1,540,526	—	—	1,540,526
				$82,985,086

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.5%

Financials — 33.4%
Altisource Portfolio Solutions SA (Luxembourg)*†	28,800	$973,152
American Equity Investment Life Holding Co.	128,900	3,762,591
Bancorp, Inc. (The)*	189,100	2,059,299
Bofi Holding, Inc.*†	34,600	2,692,226
Chatham Lodging Trust REIT	67,800	1,964,166
Columbia Banking System, Inc.	133,300	3,680,413
Cowen Group, Inc. - Class A*	305,900	1,468,320
Customers Bancorp, Inc.*	134,120	2,609,975
Encore Capital Group, Inc.*†	71,400	3,170,160
Endurance Specialty Holdings Ltd.	54,100	3,237,344
First Cash Financial Services, Inc.*	37,300	2,076,491
Greenlight Capital Re Ltd. (Cayman Island)*	58,200	1,900,230
Home Loan Servicing Solutions Ltd. (Cayman Island)†	122,500	2,391,200
Horace Mann Educators Corp.	76,500	2,538,270
Iberiabank Corp.	41,800	2,710,730
Infinity Property & Casualty Corp.	25,800	1,993,308
Lexington Realty Trust REIT	241,300	2,649,474
Maiden Holdings Ltd.	193,800	2,478,702
New Senior Investment Group, Inc. REIT	143,016	2,352,613
Newcastle Investment Corp. REIT	403,716	1,812,685
Popular, Inc.*	82,700	2,815,935
Radian Group, Inc.†	139,300	2,329,096
Stewart Information Services Corp.	91,100	3,374,344
Stifel Financial Corp.*	63,900	3,260,178
Texas Capital Bancshares, Inc.*	50,000	2,716,500
Wintrust Financial Corp.	52,400	2,450,224
		65,467,626

Consumer Discretionary — 16.5%
Children's Place Retail Stores, Inc. (The)†	50,500	2,878,500
EW Scripps Co. - Class A*	107,600	2,404,860
Gentherm, Inc.*	52,200	1,911,564
Jamba, Inc.*	148,600	2,242,374
Libbey, Inc.*	63,000	1,980,720
LifeLock, Inc.*	150,300	2,782,053
M I Homes, Inc.*	64,300	1,476,328
Media General, Inc.*†	48,009	803,191
Motorcar Parts of America, Inc.*	88,500	2,751,465
New Media Investment Group, Inc.	96,387	2,277,625
Shutterfly, Inc.*	50,800	2,118,106
Skullcandy, Inc.*	211,200	1,940,928
Smith & Wesson Holding Corp.*†	129,500	1,226,365
Stage Stores, Inc.	89,100	1,844,370
Vera Bradley, Inc.*†	89,900	1,832,162
World Wrestling Entertainment, Inc. - Class A†	145,900	1,800,406
		32,271,017

Industrials — 15.1%
Acacia Research Corp.†	82,200	1,392,468
Celadon Group, Inc.	100,500	2,280,345
Covanta Holding Corp.	93,600	2,060,136
DigitalGlobe, Inc.*	116,000	3,592,520
DXP Enterprises, Inc.*	28,300	1,429,999
Exelis, Inc.	105,900	1,856,427
GenCorp, Inc.*†	93,900	1,718,370
Generac Holdings, Inc.*†	35,800	1,674,008
Greenbrier Cos., Inc.†	37,100	1,993,383
H&E Equipment Services, Inc.	41,800	1,174,162
JetBlue Airways Corp.*†	74,100	1,175,226
Mueller Water Products, Inc. - Class A	283,600	2,904,064
Quality Distribution, Inc.*	118,600	1,261,904
Tutor Perini Corp.*	86,600	2,084,462
Wabash National Corp.*	242,300	2,994,828
		29,592,302

Information Technology — 9.7%
AVG Technologies N.V. (Netherlands)*	119,500	2,358,930
Chipmos Technologies Bermuda Ltd.	65,302	1,522,843
DST Systems, Inc.	19,800	1,864,170
Epiq Systems, Inc.	114,000	1,947,120
Harmonic, Inc.*	207,300	1,453,173
InvenSense, Inc.*†	100,800	1,639,008
Methode Electronics, Inc.	66,200	2,416,962
NeuStar, Inc. - Class A*†	61,300	1,704,140
Silicon Image, Inc.*	322,300	1,779,096
SS&C Technologies Holdings, Inc.	38,600	2,257,714
		18,943,156

Health Care — 6.7%
Air Methods Corp.*†	38,200	1,681,946
Anika Therapeutics, Inc.*	48,900	1,992,186
Cynosure, Inc. - Class A*	81,100	2,223,762
Kindred Healthcare, Inc.	88,700	1,612,566
Molina Healthcare, Inc.*	51,400	2,751,442
Providence Service Corp. (The)*	67,100	2,445,124
Triple-S Management Corp. (Puerto Rico) - Class B*	17,400	416,034
		13,123,060

Materials — 4.7%
Ferro Corp.*	220,900	2,862,864
FutureFuel Corp.	123,150	1,603,413
Headwaters, Inc.*	109,200	1,636,908
PH Glatfelter Co.	117,450	3,003,196
		9,106,381

Energy — 4.6%
Delek U.S. Holdings, Inc.	67,300	1,835,944
Energy XXI Bermuda Ltd. (Bermuda)†	103,600	337,736
Helix Energy Solutions Group, Inc.*	95,300	2,068,010
Newpark Resources, Inc.*	158,100	1,508,274
PBF Energy, Inc. - Class A	67,400	1,795,536
World Fuel Services Corp.	30,600	1,436,058
		8,981,558

13

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.5% (Continued)

Utilities — 2.7%
NorthWestern Corp.	52,000	$2,942,160
PNM Resources, Inc.	80,700	2,391,141
		5,333,301

Consumer Staples — 2.2%
Andersons, Inc. (The)	27,600	1,466,664
TreeHouse Foods, Inc.*	33,200	2,839,596
		4,306,260

Telecommunication Services — 0.9%
FairPoint Communications, Inc.*	130,400	1,852,984
Total Common Stocks		$188,977,645

Investment Funds — 19.4%
Invesco Government & Agency
Portfolio, Institutional Class, 0.01%**∞Ω	31,043,701	31,043,701
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	6,861,646	6,861,646
Total Investment Funds		$37,905,347

Total Investment Securities —115.9%
(Cost $209,741,761)		$226,882,992

Liabilities in Excess of Other Assets — (15.9%)		(31,135,011)

Net Assets — 100.0%		$195,747,981

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $28,818,985.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$188,977,645	$—	$—	$188,977,645
Investment
Funds	37,905,347	—	—	37,905,347
				$226,882,992

See accompanying Notes to Financial Statements.

14

Portfolio of Investments

Touchstone Value Fund – December 31, 2014 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Financials — 24.8%
American Express Co.	133,879	$12,456,102
American International Group, Inc.	77,800	4,357,578
Bank of America Corp.	582,343	10,418,116
Capital One Financial Corp.	157,638	13,013,017
Citigroup, Inc.	201,546	10,905,654
JPMorgan Chase & Co.	232,261	14,534,893
Navient Corp.	212,719	4,596,858
PNC Financial Services Group, Inc. (The)	140,178	12,788,439
State Street Corp.	143,887	11,295,130
Wells Fargo & Co.	279,914	15,344,885
		109,710,672

Health Care — 20.0%
Anthem, Inc.	46,403	5,831,465
Johnson & Johnson	107,334	11,223,916
Medtronic, Inc.	210,751	15,216,222
Merck & Co., Inc.	164,785	9,358,140
Pfizer, Inc.	435,186	13,556,044
Sanofi ADR	303,570	13,845,828
Teva Pharmaceutical Industries Ltd. ADR	178,770	10,281,063
UnitedHealth Group, Inc.	88,924	8,989,327
		88,302,005

Information Technology — 11.1%
Intel Corp.	325,475	11,811,488
Microsoft Corp.	290,987	13,516,346
Oracle Corp.	336,700	15,141,399
Texas Instruments, Inc.	162,803	8,704,262
		49,173,495

Consumer Discretionary — 10.5%
Carnival Corp. (Paraguay)	101,228	4,588,665
Delphi Automotive PLC (United Kingdom)	101,020	7,346,174
Ford Motor Co.	588,100	9,115,550
Johnson Controls, Inc.	217,700	10,523,618
Target Corp.	197,274	14,975,069
		46,549,076

Industrials — 9.2%
Emerson Electric Co.	136,355	8,417,194
General Dynamics Corp.	65,700	9,041,634
Honeywell International, Inc.	78,076	7,801,354
Raytheon Co.	75,941	8,214,539
Stanley Black & Decker, Inc.	72,007	6,918,433
		40,393,154

Energy — 8.4%
BP PLC ADR	259,393	9,888,061
California Resources Corp.*	47,295	260,595
ConocoPhillips	170,453	11,771,484
Occidental Petroleum Corp.	118,238	9,531,165
Phillips 66	51,090	3,663,153
Seadrill Ltd. (Bermuda)†	155,200	1,853,088
		36,967,546
Consumer Staples — 6.5%
Altria Group, Inc.	163,348	8,048,156
Philip Morris International, Inc.	142,520	11,608,254
Wal-Mart Stores, Inc.	104,629	8,985,539
		28,641,949

Telecommunication Services — 3.8%
AT&T, Inc.	146,846	4,932,557
Verizon Communications, Inc.	251,252	11,753,569
		16,686,126

Materials — 2.4%
CRH PLC ADR†	433,700	10,413,137

Utilities — 1.4%
Entergy Corp.	48,311	4,226,246
Public Service Enterprise Group, Inc.	50,300	2,082,923
		6,309,169
Total Common Stocks		$433,146,329

Investment Funds — 3.2%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%**∞Ω	6,288,115	6,288,115
Touchstone Institutional Money Market Fund, 0.01%^∞Ω	7,788,280	7,788,280
Total Investment Funds		$14,076,395

Total Investment Securities —101.3%
(Cost $334,087,965)		$447,222,724

Liabilities in Excess of Other Assets — (1.3%)		(5,550,505)

Net Assets — 100.0%		$441,672,219

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2014 was $6,160,070.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2014.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

15

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$433,146,329	$—	$—	$433,146,329
Investment
Funds	14,076,395	—	—	14,076,395
				$447,222,724

See accompanying Notes to Financial Statements.

16

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Statements of Assets and Liabilities

December 31, 2014 (Unaudited)

	Touchstone	Touchstone
	Capital	International	Touchstone
	Growth	Small Cap	Large Cap
	Fund	Fund	Fund
Assets
Investments, at cost	$127,974,084	$143,466,439	$80,954,285
Affiliated securities, at market value	$4,132,615	$2,172,299	$1,076,514
Non-affiliated securities, at market value	190,063,379	162,439,081	81,908,572
Investments, at market value (A)	$194,195,994	$164,611,380	$82,985,086
Cash	—	—	—
Foreign currency (B)	—	312,898	—
Dividends and interest receivable	103,009	196,527	65,135
Receivable for capital shares sold	111,168	143,236	50,000
Receivable for investments sold	—	—	—
Receivable for securities lending income	313	10,981	68
Tax reclaim receivable	1,588	104,045	—
Other assets	19,512	24,907	—
Total Assets	194,431,584	165,403,974	83,100,289

Liabilities
Payable for return of collateral for securities on loan	2,428,723	10,067,164	464,012
Payable for capital shares redeemed	349,419	245,012	—
Payable for investments purchased	—	—	—
Payable to Investment Advisor	104,564	119,452	20,146
Payable to other affiliates	20,501	10,200	394
Payable to Trustees	6,147	6,147	5,853
Payable to Transfer Agent	96,359	63,014	5,680
Payable for professional services	11,102	26,025	497
Other accrued expenses and liabilities	1,904	37,490	11,026
Total Liabilities	3,018,719	10,574,504	507,608

Net Assets	$191,412,865	$154,829,470	$82,592,681

Net assets consist of:
Paid-in capital	$116,298,376	$145,953,693	$80,575,622
Accumulated net investment income (loss)	(71,608)	(67,633)	26
Accumulated net realized gains (losses) on investments, foreign currency transactions and payment by affiliates	8,964,187	(12,178,654)	(13,768)
Net unrealized appreciation on investments and foreign currency transactions	66,221,910	21,122,064	2,030,801
Net Assets	$191,412,865	$154,829,470	$82,592,681
(A) Includes market value of securities on loan of:	$2,388,123	$9,358,930	$448,209
(B) Cost of foreign currency:	$—	$321,775	$—

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Small Cap
Value	Touchstone
Opportunities	Value
Fund	Fund

$209,741,761	$334,087,965
$6,861,646	$7,788,280
220,021,346	439,434,444
$226,882,992	$447,222,724
—	379,469
—	—
248,202	601,015
510,964	355,734
60,691	164,775
37,943	521
—	—
33,326	30,928
227,774,118	448,755,166

31,043,701	6,288,115
643,660	432,210
114,629	—
148,611	239,692
17,977	15,589
6,147	6,147
—	—
10,539	12,137
40,873	89,057
32,026,137	7,082,947

$195,747,981	$441,672,219

$174,753,884	$343,985,553
(397,888)	(3,297)

4,250,754	(15,444,796)
17,141,231	113,134,759
$195,747,981	$441,672,219
$28,818,985	$6,160,070
$—	$—

19

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone
	Capital	International	Touchstone
	Growth	Small Cap	Large Cap
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$2,339,871	$7,983,617	$202,706
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	84,283	545,871	18,852
Net asset value price per share*	$27.76	$14.63	$10.75
Maximum offering price per share	$29.45	$15.52	$11.41

Pricing of Class C Shares
Net assets applicable to Class C shares	$252,274	$984,000	$10,073
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	9,277	68,013	939
Net asset value, offering price per share**	$27.19	$14.47	$10.73

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$188,166,545	$114,529,376	$1,154,727
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	6,631,591	7,647,947	107,346
Net asset value, offering price and redemption price per share	$28.37	$14.98	$10.76

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$654,175	$31,332,477	$81,225,175
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	22,888	2,083,123	7,548,497
Net asset value, offering price and redemption price per share	$28.58	$15.04	$10.76

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

20

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Small Cap Value	Touchstone
Opportunities	Value
Fund	Fund

$16,193,341	$60,791,893

892,117	6,268,274
$18.15	$9.70
$19.26	$10.29

$1,683,741	$6,346,042

94,106	656,201
$17.89	$9.67

$151,843,635	$111,852,050

7,939,144	11,495,602
$19.13	$9.73

$26,027,264	$262,682,234

1,344,972	27,054,640
$19.35	$9.71

21

Statements of Operations

For the Six Months Ended December 31, 2014 (Unaudited)

	Touchstone	Touchstone
	Capital	International	Touchstone
	Growth	Small Cap	Large Cap
	Fund	Fund	Fund(B)
Investment Income
Dividends from affiliated securities	$140	$199	$117
Dividends from non-affiliated securities(A)	905,704	1,236,499	156,677
Income from securities loaned	3,981	90,535	84
Total Investment Income	909,825	1,327,233	156,878
Expenses
Investment advisory fees	684,481	758,939	57,161
Administration fees	156,314	127,712	13,050
Compliance fees and expenses	854	854	818
Custody fees	4,099	34,940	2,173
Professional fees	13,778	20,455	11,300
Transfer Agent fees, Class A	722	5,843	125
Transfer Agent fees, Class C	182	398	129
Transfer Agent fees, Class Y	121,081	79,606	128
Transfer Agent fees, Institutional Class	45	119	970
Registration Fees, Class A	7,014	7,220	1,522
Registration Fees, Class C	1,165	1,397	1,448
Registration Fees, Class Y	8,152	8,549	1,448
Registration Fees, Institutional Class	5,822	5,936	1,617
Reports to Shareholders, Class A	2,137	2,245	2,483
Reports to Shareholders, Class C	2,130	2,077	2,384
Reports to Shareholders, Class Y	12,624	6,614	2,869
Reports to Shareholders, Institutional Class	2,099	2,107	4,139
Distribution expenses, Class A	2,748	10,301	68
Distribution and shareholder servicing expenses, Class C	957	4,522	42
Trustee fees	6,098	6,098	5,853
Other expenses	51,594	50,593	8,812
Total Expenses	1,084,096	1,136,525	118,539
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(102,663)	(101,960)	(55,382)
Net Expenses	981,433	1,034,565	63,157
Net Investment Income (Loss)	(71,608)	292,668	93,721
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments from non-affiliated securities	15,917,679	5,905,660	(13,768)
Net realized losses on foreign currency	—	(73,719)	—
Net change in unrealized appreciation (depreciation) on investments	(12,606,119)	(14,454,386)	2,030,801
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	(30,999)	—
Net Realized and Unrealized Gains (Losses) on Investments	3,311,560	(8,653,444)	2,017,033
Change in Net Assets Resulting from Operations	$3,239,952	$(8,360,776)	$2,110,754
(A)Net of foreign tax withholding of:	$13,112	$61,973	$—

(B)Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

(C)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Statements of Operations (Unaudited) (Continued)

Touchstone
Small Cap Value	Touchstone
Opportunities	Value
Fund	Fund

$294	$406
3,741,660	5,412,887
134,963	7,541
3,876,917	5,420,834

874,414	1,419,131
147,138	349,027
854	854
7,814	4,957
13,012	18,954
9,097	52,081
491	2,893
36,372	51,379
2,551	7,638
6,924	7,610
491	1,889
8,759	15,104
18,070	11,906
2,203	4,830
2,099	2,370
3,761	4,806
2,414	7,285
17,950	80,463
5,611	26,932
6,098	6,098
13,307	28,719
1,179,430	2,104,926
(84,370)	(389,446)
1,095,060	1,715,480
2,781,857	3,705,354

7,831,644	12,756,624
—	—
(10,090,845)	1,653,578
—	—
(2,259,201)	14,410,202
$522,656	$18,115,556
$—	$18,935

23

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Capital		International
	Growth Fund		Small Cap Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended
	December 31,	For the Year	December 31,	For the Year
	2014	Ended	2014	Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014
From Operations
Net investment income (loss)	$(71,608)	$17,266	$292,668	$1,463,348
Net realized gains (losses) on investments and foreign currency transactions	15,917,679	21,947,963	5,831,941	8,587,676
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(12,606,119)	24,617,123	(14,485,385)	18,843,788
Change in Net Assets from Operations	3,239,952	46,582,352	(8,360,776)	28,894,812

Distributions to Shareholders from:
Net investment income, Class A	—	—	(37,754)	(44,598)
Net investment income, Class C	—	—	(2,327)	(1,662)
Net investment income, Class Y	—	(104,219)	(785,500)	(1,419,428)
Net investment income, Institutional Class	—	(105)	(256,268)	(442,867)
Net realized gains, Class A	(48,763)	—	—	—
Net realized gains, Class C	(4,143)	—	—	—
Net realized gains, Class Y	(3,898,983)	—	—	—
Net realized gains, Institutional Class	(13,235)	—	—	—
Total Distributions	(3,965,124)	(104,324)	(1,081,849)	(1,908,555)

Net Increase (Decrease) from Share Transactions(A)	(7,961,112)	(18,864,530)	2,179,423	28,247,518

Total Increase (Decrease) in Net Assets	(8,686,284)	27,613,498	(7,263,202)	55,233,775
Net Assets
Beginning of period	200,099,149	172,485,651	162,092,672	106,858,897
End of period	$191,412,865	$200,099,149	$154,829,470	$162,092,672
Accumulated Net Investment Income (Loss)	$(71,608)	$—	$(67,633)	$721,548

(A) For details on share transactions, by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 26-29.

(B)Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets (Continued)

Touchstone	Touchstone		Touchstone
Large Cap	Small Cap		Value
Fund	Value Opportunities Fund		Fund
For the	For the		For the
Period	Six Months		Six Months
Ended	Ended		Ended
December 31,	December 31,	For the Year	December 31,	For the Year
2014(B)	2014	Ended	2014	Ended
(Unaudited)	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014

$93,721	$2,781,857	$326,007	$3,705,354	$8,986,049

(13,768)	7,831,644	25,334,532	12,756,624	15,695,457

2,030,801	(10,090,845)	11,521,337	1,653,578	48,490,892
2,110,754	522,656	37,181,876	18,115,556	73,172,398

(133)	(269,502)	(3,917)	(442,901)	(1,193,286)
—	(24,922)	—	(28,935)	(59,554)
(1,110)	(2,673,760)	(336,255)	(982,789)	(2,363,426)
(92,452)	(467,019)	(31,300)	(2,460,215)	(5,163,594)
—	(1,781,329)	(313,414)	(1,056,528)	—
—	(179,372)	(14,880)	(98,205)	—
—	(16,418,203)	(17,996,689)	(1,898,093)	—
—	(2,756,438)	(1,318,126)	(4,392,373)	—
(93,695)	(24,570,545)	(20,014,581)	(11,360,039)	(8,779,860)

80,575,622	38,750,144	57,853,792	5,070,824	22,607,785

82,592,681	14,702,255	75,021,087	11,826,341	87,000,323

—	181,045,726	106,024,639	429,845,878	342,845,555
$82,592,681	$195,747,981	$181,045,726	$441,672,219	$429,845,878
$26	$(397,888)	$255,458	$(3,297)	$206,189

25

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone
	Capital Growth Fund
	For the Six Months
	Ended		For the Year
	December 31, 2014		Ended
	(Unaudited)		June 30, 2014
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	19,534	$541,166	48,923	$1,286,009
Reinvestment of distributions	1,762	48,275	—	—
Cost of Shares redeemed	(10,367)	(290,347)	(26,050)	(645,860)
Change from Class A Share Transactions	10,929	299,094	22,873	640,149
Class C
Proceeds from Shares issued	2,275	62,409	4,689	121,085
Reinvestment of distributions	145	3,879	—	—
Cost of Shares redeemed	(1)	(30)	(1)	(15)
Change from Class C Share Transactions	2,419	66,258	4,688	121,070
Class Y
Proceeds from Shares issued	73,828	2,077,165	121,971	3,146,792
Reinvestment of distributions	133,637	3,741,244	3,668	98,960
Cost of Shares redeemed	(521,432)	(14,702,894)	(874,602)	(22,876,413)
Change from Class Y Share Transactions	(313,967)	(8,884,485)	(748,963)	(19,630,661)
Institutional Class
Proceeds from Shares issued	19,821	549,329	383	10,000
Reinvestment of distributions	462	13,021	3	91
Cost of Shares redeemed	(150)	(4,329)	(208)	(5,179)
Change from Institutional Class Share Transactions	20,133	558,021	178	4,912
Change from Share Transactions	(280,486)	$(7,961,112)	(721,224)	$(18,864,530)

See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone
International Small Cap Fund
For the Six Months
Ended		For the Year
December 31, 2014		Ended
(Unaudited)		June 30, 2014
Shares	Dollars	Shares	Dollars

115,033	$1,720,906	690,059	$10,199,935
2,509	36,956	2,877	41,895
(264,346)	(4,018,152)	(39,141)	(590,033)
(146,804)	(2,260,290)	653,795	9,651,797

36,948	552,083	39,387	588,357
160	2,327	115	1,662
(9,057)	(127,793)	(80)	(1,108)
28,051	426,617	39,422	588,911

1,231,138	19,063,609	1,139,319	17,615,548
50,521	761,863	92,341	1,375,877
(1,233,465)	(18,692,202)	(649,791)	(9,556,736)
48,194	1,133,270	581,869	9,434,689

320,569	4,964,839	1,212,871	16,971,950
16,915	256,268	29,603	442,867
(150,220)	(2,341,281)	(605,074)	(8,842,696)
187,264	2,879,826	637,400	8,572,121
116,705	$2,179,423	1,912,486	$28,247,518

27

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone
	Large Cap Fund(A)
	For the Period
	Ended
	December 31, 2014
	(Unaudited)
	Shares	Dollars
Class A
Proceeds from Shares issued	20,160	$211,874
Reinvestment of distributions	12	133
Cost of Shares redeemed	(1,320)	(13,880)
Change from Class A Share Transactions	18,852	198,127
Class C
Proceeds from Shares issued	939	9,411
Reinvestment of distributions	—	—
Cost of Shares redeemed	—	—
Change from Class C Share Transactions	939	9,411
Class Y
Proceeds from Shares issued	107,312	1,138,738
Reinvestment of distributions	102	1,110
Cost of Shares redeemed	(68)	(740)
Change in Net Assets from Class Y Share Transactions	107,346	1,139,108
Institutional Class
Proceeds from Shares Issued	7,540,304	79,139,547
Reinvestment of distributions	8,474	92,452
Cost of Shares redeemed	(281)	(3,023)
Change from Institutional Class Share Transactions	7,548,497	79,228,976
Change from Share Transactions	7,675,634	$80,575,622

(A)Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

See accompanying Notes to Financial Statements.

28

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap				Touchstone
Value Opportunities Fund				Value Fund
For the Six Months				For the Six Months
Ended		For the		Ended		For the
December 31, 2014		Year Ended		December 31, 2014		Year Ended
(Unaudited)		June 30, 2014		(Unaudited)		June 30, 2014
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

489,117	$9,862,832	694,263	$14,086,155	379,064	$3,643,273	1,360,322	$12,296,352
111,089	2,002,265	16,104	302,907	123,905	1,202,667	103,476	967,643
(345,306)	(6,848,882)	(142,999)	(2,926,793)	(1,136,009)	(11,055,772)	(1,221,370)	(10,869,290)
254,900	5,016,215	567,368	11,462,269	(633,040)	(6,209,832)	242,428	2,394,705

66,824	1,301,685	26,415	529,335	198,301	1,926,596	224,263	2,036,663
8,041	142,680	633	11,799	7,741	74,721	3,548	33,419
(7,727)	(143,178)	(1,993)	(41,800)	(96,355)	(930,796)	(58,418)	(519,254)
67,138	1,301,187	25,055	499,334	109,687	1,070,521	169,393	1,550,828

1,163,499	24,092,439	1,281,068	26,940,927	1,149,806	11,163,055	2,484,897	22,624,307
963,156	18,315,097	918,330	18,084,643	239,710	2,337,502	174,625	1,635,689
(610,645)	(12,757,917)	(742,017)	(15,866,089)	(1,677,990)	(16,297,190)	(3,226,088)	(28,595,982)
1,516,010	29,649,619	1,457,381	29,159,481	(288,474)	(2,796,633)	(566,566)	(4,335,986)

74,155	1,550,934	957,175	20,689,646	2,870,067	27,122,455	7,075,862	64,437,527
167,478	3,223,457	67,787	1,349,426	600,877	5,851,781	469,954	4,400,212
(92,383)	(1,991,268)	(241,883)	(5,306,364)	(2,064,294)	(19,967,468)	(5,178,939)	(45,839,501)
149,250	2,783,123	783,079	16,732,708	1,406,650	13,006,768	2,366,877	22,998,238
1,987,298	$38,750,144	2,832,883	$57,853,792	594,823	$5,070,824	2,212,132	$22,607,785

29

Financial Highlights

Touchstone Capital Growth Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months						Three
	Ended						Months
	December 31,						Ended
	2014		Year Ended June 30,				June 30,		Year Ended March 31,
	(Unaudited)		2014		2013		2012		2012		2011		2010
Net asset value at beginning of period	$27.91		$21.86		$18.96		$20.49		$18.95		$15.98		$11.01
Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06	)(A)	(0.03	)(A)	—	(A)(B)	(0.03	)(A)	(0.01	)(A)	—	(A)
Net realized and unrealized gains (losses) on investments	0.48		6.11		2.93		(1.53)		1.57		2.98		4.98
Total from investment operations	0.44		6.05		2.90		(1.53)		1.54		2.97		4.98
Distributions from:
Net investment income	—		—		—		—		—		—		(0.01)
Realized capital gains	(0.59)		—		—		—		—		—		—
Total distributions	(0.59)		—		—		—		—		—		(0.01)
Net asset value at end of period	$27.76		$27.91		$21.86		$18.96		$20.49		$18.95		$15.98
Total return(C)	1.60	%(D)	27.68%		15.30%		(7.47	)%(D)	8.13%		18.59%		45.22%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,340		$2,047		$1,104		$559		$705		$1,111		$1,066
Ratio to average net assets:
Net expenses	1.25	%(E)	1.25%		1.25%		1.23	%(E)	1.14%		1.23%		1.36%
Gross expenses	2.09	%(E)	2.66%		3.43%		7.09	%(E)	2.93	%(F)	2.70	%(F)	0.36	%(F)
Net investment income (loss)	(0.32	%)(E)	(0.24)%		(0.15)%		0.01	%(E)	(0.15)%		(0.07)%		0.01%
Portfolio turnover rate	21	%(D)	30%		38%		6	%(D)	27%		33%		99%

Touchstone Capital Growth Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	December 31,						Ended
	2014		Year Ended June 30,				June 30,
	(Unaudited)		2014		2013		2012(G)
Net asset value at beginning of period	$27.46		$21.66		$18.93		$20.06
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.25	)(A)	(0.19	)(A)	(0.03	)(A)
Net realized and unrealized gains (losses) on investments	0.43		6.05		2.92		(1.09)
Total from investment operations	0.32		5.80		2.73		(1.12)
Distributions from:
Net investment income	—		—		—	(B)	(0.01)
Realized capital gains	(0.59)		—		—		—
Total distributions	(0.59)		—		—		(0.01)
Net asset value at end of period	$27.19		$27.46		$21.66		$18.93
Total return(C)	1.23	%(D)	26.78%		14.42%		(5.59	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$252		$188		$47		$2
Ratio to average net assets:
Net expenses	2.00	%(E)	2.00%		2.00%		2.00	%(E)
Gross expenses	5.57	%(E)	8.91%		23.11%		962.52	%(E)
Net investment loss	(1.07	)%(E)	(0.99)%		(0.90)%		(0.76	)%(E)
Portfolio turnover rate	21	%(D)	30%		38%		6	%(D)

(A) The net investment income (loss) per share is based on average shares outstanding for the period.

(B) Less than $0.005 per share.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

(F) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(G) Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

30

Financial Highlights (Continued)

Touchstone Capital Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$28.48	$22.26	$19.29	$20.83	$19.24	$16.21	$11.18
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	—	(A)(B)	0.02	(B)	0.01	(B)	0.02	(B)	0.03	(B)	0.04	(B)
Net realized and unrealized gains (losses) on investments	0.49	6.23	2.98	(1.55)	1.59	3.04	5.05
Total from investment operations	0.48	6.23	3.00	(1.54)	1.61	3.07	5.09
Distributions from:
Net investment income	—	(0.01)	(0.03)	—	(A)	(0.02)	(0.04)	(0.05)
Realized capital gains	(0.59)	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	(0.01)
Total distributions	(0.59)	(0.01)	(0.03)	—	(A)	(0.02)	(0.04)	(0.06)
Net asset value at end of period	$28.37	$28.48	$22.26	$19.29	$20.83	$19.24	$16.21
Total return	1.71	%(C)	28.01%	15.61%	(7.42	)%(C)	8.39%	18.93%	45.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$188,167	$197,785	$171,277	$164,589	$182,828	$188,671	$178,941
Ratio to average net assets:
Net expenses	1.00	%(D)	1.00%	1.00%	0.98	%(D)	0.89%	0.98%	1.08%
Gross expenses	1.09	%(D)	1.10%	1.14%	1.27	%(D)	1.30	%(E)	1.32	%(E)	1.44	%(E)
Net investment income (loss)	(0.07	)%(D)	0.01%	0.10%	0.26	%(D)	0.13%	0.18%	0.27%
Portfolio turnover rate	21	%(C)	30%	38%	6	%(C)	27%	33%	99%

Touchstone Capital Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$28.66	$22.40	$19.38	$20.95	$19.35	$16.31	$11.25
Income (loss) from investment operations:
Net investment income	—	(A)	0.03	(B)	0.04	(B)	0.02	(B)	0.04	(B)	0.05	(B)	0.06	(B)
Net realized and unrealized gains (losses) on investments	0.51	6.27	3.00	(1.58)	1.60	3.04	5.07
Total from investment operations	0.51	6.30	3.04	(1.56)	1.64	3.09	5.13
Distributions from:
Net investment income	—	(0.04)	(0.02)	(0.01)	(0.04)	(0.05)	(0.05)
Realized capital gains	(0.59)	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—	(0.02)
Total distributions	(0.59)	(0.04)	(0.02)	(0.01)	(0.04)	(0.05)	(0.07)
Net asset value at end of period	$28.58	$28.66	$22.40	$19.38	$20.95	$19.35	$16.31
Total return	1.81	%(C)	28.13%	15.71%	(7.44	)%(C)	8.51%	18.99%	45.69%
Ratios and supplemental data:
Net assets at end of period (000's)	$654	$79	$58	$152	$14,636	$19,423	$26,977
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%	0.90%	0.88	%(D)	0.79%	0.88%	0.90%
Gross expenses	6.67	%(D)	24.91%	24.29%	1.83	%(D)	0.90	%(E)	0.85	%(E)	0.79	%(E)
Net investment income	0.03	%(D)	0.11%	0.20%	0.36	%(D)	0.20%	0.28%	0.41%
Portfolio turnover rate	21	%(C)	30%	38%	6	%(C)	27%	33%	99%

(A) Less than $0.005 per share.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Not annualized.

(D) Annualized.

(E) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$15.48	$12.58	$10.21	$11.12	$11.88	$9.25	$6.25
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.11	(A)	0.11	0.09	(A)	0.03	(A)	(0.10	)(A)	(0.08	)(A)
Net realized and unrealized gains (losses) on investments	(0.79)	3.00	2.43	(0.90)	(0.84)	2.73	3.09	(B)
Total from investment operations	(0.78)	3.11	2.54	(0.81)	(0.81)	2.63	3.01
Distributions from:
Net investment income	(0.07)	(0.21)	(0.17)	(0.10)	(0.15)	—	(0.01)
Capital contribution	—	—	—	—	0.20	(C)	—	—
Net asset value at end of period	$14.63	$15.48	$12.58	$10.21	$11.12	$11.88	$9.25
Total return(D)	(4.98	)%(E)	24.74%	24.99%	(7.28	)%(E)	(4.96	)%(C)	28.43%	48.12	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,984	$10,721	$489	$199	$143	$207	$918
Ratio to average net assets:
Net expenses	1.55	%(F)	1.55%	1.55%	1.55	%(F)	1.55%	1.55%	1.55%
Gross expenses	1.87	%(F)	2.12%	7.77%	19.37	%(F)	10.50	%(G)	3.23	%(G)	0.44	%(G)
Net investment income (loss)	0.11	%(F)	0.76%	1.41%	3.36	% (F)	0.26%	(1.02)%	(0.97)%
Portfolio turnover rate	36	%(E)	60%	79%	21	%(E)	207%	152%	172%

Touchstone International Small Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	December 31,					Ended
	2014		Year Ended June 30,			June 30,
	(Unaudited)		2014		2013	2012(H)
Net asset value at beginning of period	$15.33		$12.54		$10.19	$10.94
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		—	(A)(I)	0.14	0.05	(A)
Net realized and unrealized gains (losses) on investments	(0.80)		2.99		2.31	(0.69)
Total from investment operations	(0.83)		2.99		2.45	(0.64)
Distributions from:
Net investment income	(0.03)		(0.20)		(0.10)	(0.11)
Net asset value at end of period	$14.47		$15.33		$12.54	$10.19
Total return(D)	(5.39	)%(E)	23.94%		24.08%	(5.84	)%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$984		$613		$7	$2
Ratio to average net assets:
Net expenses	2.30	%(F)	2.30%		2.30%	2.30	%(F)
Gross expenses	3.11	%(F)	7.28%		94.29%	968.58	%(F)
Net investment income (loss)	(0.64	)%(F)	0.01%		0.66%	2.12	%(F)
Portfolio turnover rate	36	%(E)	60%		79%	21	%(E)

(A) The net investment income (loss) per share is based on average shares outstanding for the period.

(B) Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(C) Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E) Not annualized.

(F) Annualized.

(G) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(H) Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

(I) Less than $0.005 per share.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone International Small Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$15.86	$12.84	$10.40	$11.32	$12.14	$9.44	$6.37
Income (loss) from investment operations:
Net investment income (loss)	0.02	0.16	(A)	0.21	0.10	(A)	0.07	(A)	(0.08	)(A)	(0.05	)(A)
Net realized and unrealized gains (losses) on investments	(0.80)	3.07	2.40	(0.92)	(0.88)	2.80	3.14	(B)
Total from investment operations	(0.78)	3.23	2.61	(0.82)	(0.81)	2.72	3.09
Distributions from:
Net investment income	(0.10)	(0.21)	(0.17)	(0.10)	(0.21)	(0.02)	(0.02)
Capital contribution	—	—	—	—	0.20	(C)	—	—
Net asset value at end of period	$14.98	$15.86	$12.84	$10.40	$11.32	$12.14	$9.44
Total return	(4.90	)%(D)	25.16%	25.38%	(7.22	)%(D)	(4.81	)%(C)	28.82%	48.56	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$114,529	$120,537	$90,125	$80,754	$90,029	$118,679	$107,478
Ratio to average net assets:
Net expenses	1.30	%(E)	1.25%	1.24%	1.30	%(E)	1.30%	1.30%	1.30%
Gross expenses	1.41	%(E)	1.44%	1.53%	1.74	%(E)	1.69	%(F)	1.59	%(F)	1.74	%(F)
Net investment income (loss)	0.36	%(E)	1.06%	1.71%	3.61	%(E)	0.60%	(0.80)%	(0.65)%
Portfolio turnover rate	36	%(D)	60%	79%	21	%(D)	207%	152%	172%

Touchstone International Small Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$15.94	$12.90	$10.45	$11.37	$12.20	$9.49	$6.39
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.18	(A)	0.23	0.10	(A)	0.13	(A)	(0.06	)(A)	(0.03	)(A)
Net realized and unrealized gains (losses) on investments	(0.82)	3.09	2.42	(0.91)	(0.93)	2.81	3.16	(B)
Total from investment operations	(0.78)	3.27	2.65	(0.81)	(0.80)	2.75	3.13
Distributions from:
Net investment income	(0.12)	(0.23)	(0.20)	(0.11)	(0.24)	(0.04)	(0.03)
Capital contribution	—	—	—	—	0.21	(C)	—	—
Net asset value at end of period	$15.04	$15.94	$12.90	$10.45	$11.37	$12.20	$9.49
Total return	(4.87	)%(D)	25.38%	25.59%	(7.13	)%(D)	(4.55	)%(C)	29.00%	49.05	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$31,332	$30,223	$16,238	$3,869	$6,288	$1,173	$3,168
Ratio to average net assets:
Net expenses	1.18	%(E)	1.08%	1.05%	1.05	%(E)	1.05%	1.05%	1.05%
Gross expenses	1.30	%(E)	1.33%	1.50%	2.05	%(E)	1.46	%(F)	2.22	%(F)	1.14	%(F)
Net investment income (loss)	0.48	%(E)	1.23%	1.90%	3.86	%(E)	1.15%	(0.61)%	(0.35)%
Portfolio turnover rate	36	%(D)	60%	79%	21	%(D)	207%	152%	172%

(A) The net investment income (loss) per share is based on average shares outstanding for the period.

(B) Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(C) Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.

(D) Not annualized.

(E) Annualized.

(F) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2014 (A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	—	(B)
Net realized and unrealized gains on investments	0.75
Total from investment operations	0.75
Distributions from:
Net investment income	—	(B)
Net asset value at end of period	$10.75
Total return(C)	7.57	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$203
Ratio to average net assets:
Net expenses	1.12	%(E)
Gross expenses	16.66	%(E)
Net investment income	0.81	%(E)
Portfolio turnover rate	4	%(D)

Touchstone Large Cap Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2014 (A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	—	(B)
Net realized and unrealized gains on investments	0.73
Total from investment operations	0.73
Net asset value at end of period	$10.73
Total return(C)	7.30	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$10
Ratio to average net assets:
Net expenses	1.87	%(E)
Gross expenses	96.91	%(E)
Net investment income	0.05	%(E)
Portfolio turnover rate	4	%(D)

(A) Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

(B) Less than $0.005 per share.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone Large Cap Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	0.75
Total from investment operations	0.77
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.76
Total return	7.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,155
Ratio to average net assets:
Net expenses	0.87	%(C)
Gross expenses	3.63	%(C)
Net investment income	1.05	%(C)
Portfolio turnover rate	4	%(B)

Touchstone Large Cap Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	December 31,
	2014(A)
	(Unaudited)
Net asset value at beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gains on investments	0.76
Total from investment operations	0.77
Distributions from:
Net investment income	(0.01)
Net asset value at end of period	$10.76
Total return	7.72	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$81,225
Ratio to average net assets:
Net expenses	0.77	%(C)
Gross expenses	1.30	%(C)
Net investment income	1.15	%(C)
Portfolio turnover rate	4	%(B)

(A) Represents the period from commencement of operations (July 9, 2014) through December 31, 2014.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$20.92	$18.75	$16.97	$18.08	$19.06	$16.43	$11.05
Income (loss) from investment operations:
Net investment income (loss)	0.23	(0.05)	0.09	(A)	(0.01)	(0.06	)(A)	(0.08	)(A)	(0.01	)(A)
Net realized and unrealized gains (losses) on investments	(0.32)	5.88	(B)	3.66	(0.57)	0.04	2.71	5.39
Total from investment operations	(0.09)	5.83	3.75	(0.58)	(0.02)	2.63	5.38
Distributions from:
Net investment income	(0.31)	(0.02)	(0.09)	—	—	—	—
Realized capital gains	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—	—
Total distributions	(2.68)	(3.66)	(1.97)	(0.53)	(0.96)	—	—
Net asset value at end of period	$18.15	$20.92	$18.75	$16.97	$18.08	$19.06	$16.43
Total return(C)	(0.18	)%(D)	33.35	%(B)	24.31%	(3.09	)%(D)	0.60%	16.01%	48.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$16,193	$13,332	$1,309	$2,023	$2,251	$3,068	$4,815
Ratio to average net assets:
Net expenses	1.48	%(E)	1.50%	1.50%	1.50	%(E)	1.50%	1.50%	1.50%
Gross expenses	1.66	%(E)	1.93%	2.46%	3.31	%(E)	2.27	%(F)	2.10	%(F)	1.47	%(F)
Net investment income (loss)	2.74	%(E)	(0.09)%	0.53%	(0.16	)%(E)	(0.34)%	(0.46)%	(0.08)%
Portfolio turnover rate	30	%(D)	73%	95%	18	%(D)	49%	55%	83%

Touchstone Small Cap Value Opportunities Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended						Period
	December 31,						Ended
	2014,		Year Ended June 30,				June 30,
	(Unaudited)		2014		2013		2012(G)
Net asset value at beginning of period	$20.70		$18.69		$16.95		$17.58
Income (loss) from investment operations:
Net investment income (loss)	0.16		(0.14)		(0.04	)(A)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.33)		5.79	(B)	3.66		(0.07)
Total from investment operations	(0.17)		5.65		3.62		(0.10)
Distributions from:
Net investment income	(0.27)		—		—		—
Realized capital gains	(2.37)		(3.64)		(1.88)		(0.53)
Total distributions	(2.64)		(3.64)		(1.88)		(0.53)
Net asset value at end of period	$17.89		$20.70		$18.69		$16.95
Total return(C)	(0.57	)%(D)	32.43	%(B)	23.44%		(0.51	)%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,684		$558		$36		$2
Ratio to average net assets:
Net expenses	2.22	%(E)	2.25%		2.25%		2.25	%(E)
Gross expenses	2.70	%(E)	5.09%		25.27%		942.58	%(E)
Net investment income (loss)	1.99	%(E)	(0.84)%		(0.22)%		(0.95	)%(E)
Portfolio turnover rate	30	%(D)	73%		95%		18	%(D)

(A) The net investment income (loss) per share is based on average shares outstanding for the period.

(B) Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

(F) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(G) Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Small Cap Value Opportunities Fund— Class Y
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$21.90	$19.45	$17.51	$18.62	$19.55	$16.80	$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.04	0.15	(A)	0.01	(A)	(0.02	)(A)	(0.04	)(A)	0.03	(A)
Net realized and unrealized gains (losses) on investments	(0.33)	6.11	(B)	3.77	(0.59)	0.05	2.79	5.51
Total from investment operations	(0.06)	6.15	3.92	(0.58)	0.03	2.75	5.54
Distributions from:
Net investment income	(0.34)	(0.06)	(0.10)	—	—	—	(0.03)
Realized capital gains	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—	—
Total distributions	(2.71)	(3.70)	(1.98)	(0.53)	(0.96)	—	(0.03)
Net asset value at end of period	$19.13	$21.90	$19.45	$17.51	$18.62	$19.55	$16.80
Total return	(0.01	)%(C)	33.80	%(B)	24.68%	(3.05	)%(C)	0.85%	16.37%	49.10%
Ratios and supplemental data:
Net assets at end of period (000's)	$151,844	$140,689	$96,584	$82,861	$87,984	$98,269	$86,737
Ratio to average net assets:
Net expenses	1.17	%(D)	1.17%	1.19%	1.22	%(D)	1.25%	1.25%	1.25%
Gross expenses	1.22	%(D)	1.24%	1.29%	1.40	%(D)	1.27	%(E)	1.26	%(E)	1.30	%(E)
Net investment income (loss)	3.04	%(D)	0.24%	0.84%	0.12	%(D)	(0.09)%	(0.23)%	0.18%
Portfolio turnover rate	30	%(C)	73%	95%	18	%(C)	49%	55%	83%

Touchstone Small Cap Value Opportunities Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

Six Months	Three
Ended	Months
December 31,	Ended
2014	Year Ended June 30,	June 30,	Year Ended March 31,
(Unaudited)	2014	2013	2012	2012	2011	2010
Net asset value at beginning of period	$22.13	$19.62	$17.63	$18.75	$19.65	$16.87	$11.32
Income (loss) from investment operations:
Net investment income (loss)	0.30	0.04	0.17	(A)	0.01	0.01	(A)	(0.01	)(A)	0.05	(A)
Net realized and unrealized gains (losses) on investments	(0.36)	6.18	(B)	3.82	(0.60)	0.05	2.79	5.54
Total from investment operations	(0.06)	6.22	3.99	(0.59)	0.06	2.78	5.59
Distributions from:
Net investment income	(0.35)	(0.07)	(0.12)	—	—	—	(0.04)
Realized capital gains	(2.37)	(3.64)	(1.88)	(0.53)	(0.96)	—	—
Total distributions	(2.72)	(3.71)	(2.00)	(0.53)	(0.96)	—	(0.04)
Net asset value at end of period	$19.35	$22.13	$19.62	$17.63	$18.75	$19.65	$16.87
Total return	(0.01	)%(C)	33.90	%(B)	24.82%	(3.04	)%(C)	1.00%	16.48%	49.46%
Ratios and supplemental data:
Net assets at end of period (000's)	$26,027	$26,466	$8,096	$7,023	$19,066	$20,119	$26,915
Ratio to average net assets:
Net expenses	1.10	%(D)	1.10%	1.10%	1.10	%(D)	1.10%	1.10%	1.10%
Gross expenses	1.33	%(D)	1.37%	1.46%	1.60	%(D)	1.18	%(E)	1.18	%(E)	1.16	%(E)
Net investment income (loss)	3.11	%(D)	0.31%	0.93%	0.24	%(D)	0.06%	(0.08%)	0.34%
Portfolio turnover rate	30	%(C)	73%	95%	18	%(C)	49%	55%	83%

(A) The net investment income (loss) per share is based on average shares outstanding for the period.

(B) Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(C) Not annualized.

(D) Annualized.

(E) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Three
	Ended					Months
	December 31,					Ended
	2014		Year Ended June 30,			June 30,		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2012		2011		2010
Net asset value at beginning of period	$9.56		$8.02	$6.95		$7.14		$6.67		$6.17		$4.00
Income (loss) from investment operations:
Net investment income	0.07		0.19	0.15	(A)	0.03	(A)	0.12	(A)	0.08	(A)	0.09	(A)
Net realized and unrealized gains (losses) on investments	0.31		1.53	1.30		(0.16)		0.45		0.50		2.17
Total from investment operations	0.38		1.72	1.45		(0.13)		0.57		0.58		2.26
Distributions from:
Net investment income	(0.07)		(0.18)	(0.15)		(0.06)		(0.10)		(0.08)		(0.09)
Realized capital gains	(0.17)		—	(0.23)		—		—		—		—
Total distributions	(0.24)		(0.18)	(0.38)		(0.06)		(0.10)		(0.08)		(0.09)
Net asset value at end of period	$9.70		$9.56	$8.02		$6.95		$7.14		$6.67		$6.17
Total return(B)	3.85	%(C)	21.50%	21.56%		(1.83	)%(C)	8.77%		9.59%		57.05%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,792		$66,000	$53,433		$1,583		$1,606		$2,325		$2,514
Ratio to average net assets:
Net expenses	1.08	%(D)	1.07%	1.00%		1.20	%(D)	1.20%		1.20%		1.26%
Gross expenses	1.29	%(D)	1.31%	1.51%		3.49	%(D)	1.96	%(E)	2.04	%(E)	1.76	%(E)
Net investment income	1.40	%(D)	2.13%	1.96%		1.68	%(D)	1.84%		1.31%		1.72%
Portfolio turnover rate	19	%(C)	26%	110	%(F)	13	%(C)	15%		13%		25%

Touchstone Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	December 31,					Ended
	2014		Year Ended June 30,			June 30,
	(Unaudited)		2014	2013		2012(G)
Net asset value at beginning of period	$9.55		$8.02	$6.95		$6.90
Income from investment operations:
Net investment income	0.03		0.11	0.09	(A)	0.01	(A)
Net realized and unrealized gains on investments	0.30		1.54	1.30		0.10
Total from investment operations	0.33		1.65	1.39		0.11
Distributions from:
Net investment income	(0.04)		(0.12)	(0.09)		(0.06)
Realized capital gains	(0.17)		—	(0.23)		—
Total distributions	(0.21)		(0.12)	(0.32)		(0.06)
Net asset value at end of period	$9.67		$9.55	$8.02		$6.95
Total return(B)	3.37	%(C)	20.61%	20.62%		1.56	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,346		$5,218	$3,025		$3
Ratio to average net assets:
Net expenses	1.83	%(D)	1.82%	1.75%		1.95	%(D)
Gross expenses	2.10	%(D)	2.19%	2.30%		929.36	%(D)
Net investment income	0.65	%(D)	1.38%	1.21%		0.93	%(D)
Portfolio turnover rate	19	%(C)	26%	110	%(F)	13	%(C)

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C) Not annualized.

(D) Annualized.

(E) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(F) Portfolio turnover excludes the purchases and sales of the Acquired Fund. If these transactions were included, portfolio turnover would have been higher.

(G) Represents the period from commencement of operations (April 16, 2012) through June 30, 2012.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Three
	Ended					Months
	December 31,					Ended
	2014		Year Ended June 30,			June 30,		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2012		2011		2010
Net asset value at beginning of period	$9.59		$8.05	$6.97		$7.16		$6.69		$6.19		$4.01
Income (loss) from investment operations:
Net investment income	0.09		0.21	0.16	(A)	0.03	(A)	0.12	(A)	0.09	(A)	0.10	(A)
Net realized and unrealized gains (losses) on investments	0.31		1.53	1.32		(0.15)		0.47		0.51		2.19
Total from investment operations	0.40		1.74	1.48		(0.12)		0.59		0.60		2.29
Distributions from:
Net investment income	(0.09)		(0.20)	(0.17)		(0.07)		(0.12)		(0.10)		(0.11)
Realized capital gains	(0.17)		—	(0.23)		—		—		—		—
Total distributions	(0.26)		(0.20)	(0.40)		(0.07)		(0.12)		(0.10)		(0.11)
Net asset value at end of period	$9.73		$9.59	$8.05		$6.97		$7.16		$6.69		$6.19
Total return	3.99	%(B)	21.71%	21.91%		(1.69	)%(B)	9.01%		9.86%		57.65%
Ratios and supplemental data:
Net assets at end of period (000's)	$111,852		$113,055	$99,398		$51,447		$87,546		$86,659		$88,766
Ratio to average net assets:
Net expenses	0.80	%(C)	0.80%	0.77%		0.95	%(C)	0.95%		0.95%		1.00%
Gross expenses	0.96	%(C)	0.99%	1.09%		1.23	%(C)	1.03	%(D)	1.04	%(D)	1.07	%(D)
Net investment income	1.68	%(C)	2.39%	2.19%		1.93	%(C)	1.90%		1.58%		1.87%
Portfolio turnover rate	19	%(B)	26%	110	%(E)	13	%(B)	15%		13%		25%

Touchstone Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Three
	Ended					Months
	December 31,					Ended
	2014		Year Ended June 30,			June 30,		Year Ended March 31,
	(Unaudited)		2014	2013		2012		2012		2011		2010
Net asset value at beginning of period	$9.57		$8.03	$6.96		$7.15		$6.68		$6.18		$4.01
Income (loss) from investment operations:
Net investment income	0.08		0.21	0.17	(A)	0.03	(A)	0.13	(A)	0.10	(A)	0.11	(A)
Net realized and unrealized gains (losses) on investments	0.32		1.54	1.31		(0.16)		0.46		0.51		2.18
Total from investment operations	0.40		1.75	1.48		(0.13)		0.59		0.61		2.29
Distributions from:
Net investment income	(0.09)		(0.21)	(0.18)		(0.06)		(0.12)		(0.11)		(0.12)
Realized capital gains	(0.17)		—	(0.23)		—		—		—		—
Total distributions	(0.26)		(0.21)	(0.41)		(0.06)		(0.12)		(0.11)		(0.12)
Net asset value at end of period	$9.71		$9.57	$8.03		$6.96		$7.15		$6.68		$6.18
Total return	4.06	%(B)	21.92%	21.92%		(1.62	)%(B)	9.13%		9.99%		57.64%
Ratios and supplemental data:
Net assets at end of period (000's)	$262,682		$245,573	$186,990		$69,549		$33,727		$42,106		$51,274
Ratio to average net assets:
Net expenses	0.68	%(C)	0.67%	0.67%		0.85	%(C)	0.85%		0.85%		0.87%
Gross expenses	0.86	%(C)	0.87%	0.99%		1.09	%(C)	0.88	%(D)	0.89	%(D)	0.90	%(D)
Net investment income	1.80	%(C)	2.52%	2.29%		2.04	%(C)	2.00%		1.67%		2.01%
Portfolio turnover rate	19	%(B)	26%	110	%(E)	13	%(B)	15%		13%		25%

(A) The net investment income per share is based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

(D) Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and the former advisor paid these expenses on behalf of the Funds. Had the former advisor not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011 and 2010.

(E) Portfolio turnover excludes the purchases and sales of the Acquired Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

39

Notes to Financial Statements

December 31, 2014 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Capital Growth Fund (“Capital Growth Fund”)

Touchstone International Small Cap Fund (“International Small Cap Fund”)

Touchstone Large Cap Fund (“Large Cap Fund”)

Touchstone Small Cap Value Opportunities Fund (“Small Cap Value Opportunities Fund”)

Touchstone Value Fund (“Value Fund”)

Each Fund is diversified, with the exception of the Capital Growth Fund and the Value Fund, each of which is non-diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — Generally accepted accounting principles in the United States (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value.The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2014, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments

40

Notes to Financial Statements (Unaudited) (Continued)

by geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended December 31, 2014.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended December 31, 2014, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments

41

Notes to Financial Statements (Unaudited) (Continued)

in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2014, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Capital Growth Fund	$2,388,123	$2,428,723
International Small Cap Fund	9,358,930	10,067,164
Large Cap Fund	448,209	464,012
Small Cap Value Opportunities Fund	28,818,985	31,043,701
Value Fund	6,160,070	6,288,115

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

42

Notes to Financial Statements (Unaudited) (Continued)

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Value Fund declares and distributes net investment income, if any, semi-annually, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, in Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

43

Notes to Financial Statements (Unaudited) (Continued)

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2014:

		International
	Capital Growth	Small Cap	Large Cap
	Fund	Fund	Fund
Purchases of investment securities	$39,864,702	$61,242,793	$79,897,894
Proceeds from sales and maturities	$51,686,155	$55,575,667	$470,367

	Small Cap
	Value
	Opportunities	Value
	Fund	Fund
Purchases of investment securities	$69,504,062	$39,463,175
Proceeds from sales and maturities	$53,537,295	$41,176,187

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended December 31, 2014.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $30,245 for the six months ended December 31, 2014.

Management & Expense Limitation Agreements

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Touchstone Capital Growth Fund	0.70% on the first $300 million
0.685% on the next $200 million
0.675% on the next $500 million
0.625% on the next $500 million
0.575% on the next $500 million
0.525% on such assets over $2 billion

44

Notes to Financial Statements (Unaudited) (Continued)

Touchstone International Small Cap Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on the next $250 million
0.80% on the next $250 million
0.75% on the next $500 million
0.70% on the next $500 million
0.65% on such assets over $2 billion
Touchstone Large Cap Fund	0.70% on the first $500 million
0.64% on the next $500 million
0.60% on such assets over $1 billion
Touchstone Small Cap Value Opportunities Fund	0.95% on the first $300 million
0.90% on the next $200 million
0.85% on such assets over $500 million
Touchstone Value Fund	0.65%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Ashfield Capital Partners, LLC	The London Company
Capital Growth Fund	Large Cap Fund

Barrow, Hanley, Mewhinney & Strauss, LLC	Thompson Siegel & Walmsley LLC
Value Fund	Small Cap Value Opportunities Fund

Copper Rock Capital Partners LLC

International Small Cap Fund

The Advisor, not the Funds, pays the sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

				Institutional
Fund	Class A	Class C	Class Y	Class
Capital Growth Fund	1.25%	2.00%	1.00%	0.90%
International Small Cap Fund	1.55%	2.30%	1.30%	1.18%
Large Cap Fund	1.12%	1.87%	0.87%	0.77%
Small Cap Value
Opportunities Fund*	1.43%	2.18%	1.18%	1.10%
Value Fund	1.08%	1.83%	0.83%	0.68%

* Prior to October 30, 2014 the expense limitations for Classes A, C, Y and Institutional Class shares were 1.50%, 2.25%, 1.25% and 1.10%, respectively.

These expense limitations will remain in effect for all Funds through at least October 29, 2015.

45

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended December 31, 2014, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Capital Growth Fund	$—	$68,285	$34,378	$102,663
International Small Cap Fund	—	58,151	43,809	101,960
Large Cap Fund	24,905	13,050	17,427	55,382
Small Cap Value Opportunities Fund	—	49,603	34,767	84,370
Value Fund	—	343,608	45,838	389,446

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.

As of December 31, 2014, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	June 30,	June 30,	June 30,	June 30,
Fund	2015	2016	2017	2018	Total
Capital Growth Fund	$118,022	$283,206	$223,052	$98,957	$723,237
International Small Cap Fund	99,781	346,008	277,489	88,337	811,615
Large Cap Fund	—	—	—	55,273	55,273
Small Cap Value Opportunities Fund	59,559	132,190	129,267	72,638	393,654
Value Fund	81,083	897,689	712,405	370,339	2,061,516

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended December 31, 2014.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services through December 31, 2014, the Advisor’s annual administrative fee was:

0.20% on the first $6 billion of the aggregate average daily net assets;

0.16% of the next $4 billion of aggregate average daily net assets; and

0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion.

The fee was computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

Beginning January 1, 2015, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

46

Notes to Financial Statements (Unaudited) (Continued)

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to December 1, 2014, the Funds reimbursed the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

47

Notes to Financial Statements (Unaudited) (Continued)

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended December 31, 2014:

Fund	Amount
Capital Growth Fund	$2,024
International Small Cap Fund	959
Large Cap Fund	387
Small Cap Value Opportunities Fund	2,423
Value Fund	4,936

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended December 31, 2014:

Fund	Amount
Small Cap Value Opportunities Fund	$179

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended December 31, 2014, is as follows:

Fund	Share Activity
						Market
	Balance			Balance		Value
	06/30/14	Purchases	Sales	12/31/14	Dividends	12/31/14
Capital Growth Fund	13	26,826,733	(22,694,131)	4,132,615	$140	$4,132,615
International Small Cap Fund	4,837,156	32,684,220	(35,349,077)	2,172,299	199	2,172,299
Large Cap Fund	—	80,504,915	(79,428,401)	1,076,514	117	1,076,514
Small Cap Value Opportunities Fund	3,423,077	42,154,873	(38,716,304)	6,861,646	294	6,861,646
Value Fund	9,606,140	30,449,311	(32,267,171)	7,788,280	406	7,788,280

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

48

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the years ended June 30, 2014 and June 30, 2013 is as follows:

	Capital Growth Fund		International Small Cap Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
From ordinary income	$104,324	$218,632	$1,908,555	$1,525,830
Total Distributions	$104,324	$218,632	$1,908,555	$1,525,830

	Small Cap Value Opportunities Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	March 31,
	2014	2013	2014	2013
From ordinary income	$9,922,007	$1,230,862	$8,779,860	$9,968,846
From long-term capital gains	10,092,574	9,185,252	—	5,851,644
Total Distributions	$20,014,581	$10,416,114	$8,779,860	$15,820,490

The following information is computed on a tax basis for each item as of June 30, 2014:

			Small Cap
	Capital	International	Value
	Growth	Small Cap	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$121,399,412	$131,593,580	$186,694,234	$328,710,038
Gross unrealized appreciation	80,826,901	38,505,001	32,088,518	112,268,073
Gross unrealized depreciation	(2,150,914)	(3,078,492)	(5,010,579)	(3,127,600)
Net unrealized appreciation on investments	78,675,987	35,426,509	27,077,939	109,140,473
Net unrealized appreciation on foreign currency transactions	—	8,122	—	—
Accumulated capital and other losses	(6,801,435)	(17,937,717)	(541,070)	(20,824,529)
Undistributed ordinary income	—	821,488	9,440,865	206,189
Undistributed long-term capital gains	3,965,109	—	9,064,252	2,409,016
Accumulated earnings (deficit)	$75,839,661	$18,318,402	$45,041,986	$90,931,149

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company (“PFIC”) adjustments.

As of June 30, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

					No	No
	Short Term Expiring On*				Expiration	Expiration
	2015	2016	2017	2018	Short Term*	Long Term*	Total
Capital Growth Fund**	$2,882,786	$2,882,786	$1,035,863	$—	$—	$—	$6,801,435
International Small Cap
Fund**	8,530,086	4,523,327	4,884,304	—	—	—	17,937,717
Small Cap Value
Opportunities Fund	541,070	—	—	—	—	—	541,070
Value Fund**	—	—	20,543,868	280,661	—	—	20,824,529

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended June 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

**Utilization may be limited by current income tax regulations.

49

Notes to Financial Statements (Unaudited) (Continued)

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2011 through June 30, 2014) and have concluded that no provision for income tax is required in their financial statements.

As of December 31, 2014 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Capital Growth Fund	$127,974,084	$67,541,554	$(1,319,644)	$66,221,910
International Small Cap Fund	143,466,439	28,252,911	(7,107,970)	21,144,941
Large Cap Fund	80,954,285	2,253,426	(222,625)	2,030,801
Small Cap Value Opportunities Fund	209,741,761	28,050,299	(10,909,068)	17,141,231
Value Fund	334,087,965	120,105,039	(6,970,280)	113,134,759

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risks Associated with Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

50

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 12, 2015, the Board approved several proposals relating to the Touchstone Capital Growth Fund, a series of the Trust (the “Capital Growth Fund”).

The Board approved replacing the Capital Growth Fund’s current sub-advisor, Ashfield Capital Partners, LLC, with Russell Implementation Services, Inc. as interim sub-advisor on the portfolio. Effective at close of business on April 30, 2015, the Board approved replacing Russell with a new sub-advisor, The London Company of Virginia, LLC d/b/a The London Company (“The London Company”).

The Board also approved, subject to approval by the shareholders of the Capital Growth Fund, the reorganization (the “Reorganization”) of the Capital Growth Fund into the Touchstone Large Cap Fund, a series of the Trust (the “Large Cap Fund”), pursuant to an agreement and plan of reorganization. The Large Cap Fund is currently sub-advised by The London Company. The Reorganization, if approved, is expected to take place before the end of the third quarter.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statement.

51

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2014 through December 31, 2014).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

52

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2014	2014	2014	2014*
Touchstone Capital Growth Fund
Class A	Actual	1.25%	$1,000.00	$1,016.00	$6.35
Class A	Hypothetical	1.25%	$1,000.00	$1,018.90	$6.36

Class C	Actual	2.00%	$1,000.00	$1,012.30	$10.14
Class C	Hypothetical	2.00%	$1,000.00	$1,015.12	$10.16

Class Y	Actual	1.00%	$1,000.00	$1,017.10	$5.08
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.16	$5.09

Institutional Class	Actual	0.90%	$1,000.00	$1,018.10	$4.58
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.67	$4.58

Touchstone International Small Cap Fund
Class A	Actual	1.55%	$1,000.00	$950.20	$7.62
Class A	Hypothetical	1.55%	$1,000.00	$1,017.39	$7.88

Class C	Actual	2.30%	$1,000.00	$946.10	$11.28
Class C	Hypothetical	2.30%	$1,000.00	$1,013.61	$11.67

Class Y	Actual	1.30%	$1,000.00	$951.00	$6.39
Class Y	Hypothetical	1.30%	$1,000.00	$1,018.65	$6.61

Institutional Class	Actual	1.18%	$1,000.00	$951.30	$5.80
Institutional Class	Hypothetical	1.18%	$1,000.00	$1,019.26	$6.01

Touchstone Large Cap Fund
Class A(A)	Actual	1.12%	$1,000.00	$1,075.70	$5.54
Class A	Hypothetical	1.12%	$1,000.00	$1,019.56	$5.70

Class C(A)	Actual	1.87%	$1,000.00	$1,073.00	$9.24
Class C	Hypothetical	1.87%	$1,000.00	$1,015.78	$9.50

Class Y(A)	Actual	0.87%	$1,000.00	$1,077.00	$4.31
Class Y	Hypothetical	0.87%	$1,000.00	$1,020.82	$4.43

Institutional Class(A)	Actual	0.77%	$1,000.00	$1,077.20	$3.80
Institutional Class	Hypothetical	0.77%	$1,000.00	$1,021.32	$3.92

Touchstone Small Cap Value Opportunities Fund
Class A	Actual	1.48%	$1,000.00	$998.20	$7.45	**
Class A	Hypothetical	1.48%	$1,000.00	$1,017.74	$7.53	**

Class C	Actual	2.22%	$1,000.00	$994.30	$11.16	**
Class C	Hypothetical	2.22%	$1,000.00	$1,014.01	$11.27	**

Class Y	Actual	1.17%	$1,000.00	$999.90	$5.90	**
Class Y	Hypothetical	1.17%	$1,000.00	$1,019.31	$5.96	**

Institutional Class	Actual	1.10%	$1,000.00	$999.90	$5.54	**
Institutional Class	Hypothetical	1.10%	$1,000.00	$1,019.66	$5.60	**

53

Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		December 31,	July 1,	December 31,	December 31,
		2014	2014	2014	2014*
Touchstone Value Fund
Class A	Actual	1.08%	$1,000.00	$1,038.53	$5.55
Class A	Hypothetical	1.08%	$1,000.00	$1,019.76	$5.50

Class C	Actual	1.83%	$1,000.00	$1,033.70	$9.38
Class C	Hypothetical	1.83%	$1,000.00	$1,015.98	$9.30

Class Y	Actual	0.80%	$1,000.00	$1,039.90	$4.16
Class Y	Hypothetical	0.80%	$1,000.00	$1,021.12	$4.13

Institutional Class	Actual	0.68%	$1,000.00	$1,040.60	$3.50
Institutional Class	Hypothetical	0.68%	$1,000.00	$1,021.78	$3.47

(A)Represents the period from commencement of operations (July 9, 2014) through December 31, 2014. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 174/365.

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

**The expense limitations of the Small Cap Value Opportunities Fund was changed effective 10/30/2014. Had the new expense limitations been in place for the full six months the Actual expenses paid during the period ended 12/31/2014 would have been $7.20, $10.96, $5.90 and $5.55 for Class A, Class C, Class Y and the Institutional Class shares, respectively. The Hypothetical expenses for the same time period would have been $7.21, $10.99, $5.90 and $5.55 for Class A, Class C, Class Y and the Institutional Class shares, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on February 13, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Large Cap Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and The London Company of Virginia d/b/a The London Company (the “Sub-Advisor”).

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Advisor and the Sub-Advisor to the other Touchstone Funds managed by the Sub-Advisor that used the same bottom-up investment process that the Sub-Advisor proposed to use in managing the Fund (the “Other Touchstone Funds”). In addition, the Board took into consideration certain information and materials that the Board had received and considered in connection with its approval of the renewal in November 2013 of the Investment Advisory and Sub-Advisory Agreements with respect to the Other Touchstone Funds. Those approvals, on which the Board voted at its meeting held in person on November 21, 2013, followed a lengthy process during which the Board considered a variety of factors. The information considered by the Board at the February 2014 meeting included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated total expense ratio with those of comparable funds; (2) performance information for the Sub-Advisor’s Large Cap Core separately managed account (“Large Cap SMA”); (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel.

54

Other Items (Unaudited) (Continued)

Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement in a private session with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) the level of the Fund’s proposed advisory fees and expenses; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor’s Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s timeliness in responding to any performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services to be provided by the Sub-Advisor to the Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive fees and/or reimburse expenses in order to limit the Fund’s total operating expenses for at least a year following the date on which the Fund commenced operations. The Board also noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and whether the Advisor has the financial wherewithal to provide services to the Fund, noting the ongoing

55

Other Items (Unaudited) (Continued)

commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio net of applicable fee waivers and/or expense reimbursements with those of comparable funds. The Board noted that the advisory fee proposed for the Fund was in the third quintile of the Fund’s expense universe and at the median of the Morningstar Large Blend Category, and the Fund’s total expenses, net of fee waivers and/or reimbursements, were in the second quintile of the Fund’s expense universe. The Board also noted the Advisor’s explanation for pricing the Fund’s total expenses in the second quintile. The Board took into consideration the performance of the Large Cap SMA and the Other Touchstone Funds. The Board noted that the portfolio managers who would be involved in the management of the Fund were the same individuals involved in the management of the Large Cap SMA and the Other Touchstone Funds. The Board also noted that the Board reviews on a quarterly basis detailed information about the Other Touchstone Funds performance results, portfolio composition and investment strategies. In addition, the Board took into consideration certain differences between how the Large Cap SMA and the Other Touchstone Funds are managed and how the Fund will be managed as well as the impact these differences are expected to have on the Fund’s performance.

The Board noted that the Advisor had contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it receives from the Fund and noted the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the proposed expense ratios and the performance of the Other Touchstone Funds, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates. Based upon their review, the Trustees concluded that the proposed advisory fee was reasonable in light of the services to be received by the Fund from the Advisor.

Economies of Scale. The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the proposed advisory fee structure. The Board noted that the proposed advisory fee schedule for the Fund contains breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that if the Fund’s assets increase over time, the Fund might realize economies of scale if assets increase proportionally more than certain other expenses.

Conclusion. In considering the approval of the amendment to the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; and (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

56

Other Items (Unaudited) (Continued)

In initially approving the Fund’s Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance with respect to its management of the Large Cap SMA and the Other Touchstone Funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board noted that, on a periodic basis, the Board meets with the portfolio managers of the Sub-Advisor to discuss their performance and investment processes and strategies with respect to the Other Touchstone Funds. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of the Other Touchstone Funds. The Board also considered the Sub-Advisor’s regulatory and compliance history. The Board noted that the Advisor’s compliance monitoring includes quarterly reviews of compliance reports and annual compliance reviews of the Sub-Advisor and that compliance issues, if any, are reported to the Board. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor and its affiliates of the Sub-Advisor’s relationship with the Fund, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement, and that the sub-advisory fee is negotiated at arm’s length. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule for the Fund contained breakpoints that would reduce the sub-advisory fee rate above specified levels as the Fund’s assets increased.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fees it receives from the Fund. The Board also compared the Sub-Advisor’s proposed sub-advisory fee to the sub-advisory fees paid to the Sub-Advisor for managing the Other Touchstone Funds. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor.

The Board considered the Sub-Advisor’s long-term performance record in managing the Large Cap SMA and the Other Touchstone Funds, certain differences between how the Sub-Advisor manages the Large Cap SMA and the Other Touchstone Funds and how it will manage the Fund, as well as the impact these differences are expected to have on the Fund’s performance. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor with respect to the Other Touchstone Funds. The Board was mindful of the Advisor’s focus on the performance of sub-advisors, including the Sub-Advisor, and the Advisor’s ways of addressing underperformance. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from the Sub-Advisor.

57

Other Items (Unaudited) (Continued)

Conclusion. In considering the initial approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable in relation to the fees of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (d) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

At a meeting held on November 20, 2014, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement were in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The

58

Other Items (Unaudited) (Continued)

Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2014, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

59

Other Items (Unaudited) (Continued)

Touchstone Capital Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and thirty-six-month periods ended June 30, 2014 was in the 3rd quintile of its peer group. The Fund’s performance for the twelve-month period ended June 30, 2014 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six-month period ended June 30, 2014 was in the 3rd quintile of its peer group. The Fund’s performance for the twelve- and thirty-six-month periods ended June 30, 2014 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and that the expense limits for certain of the shares were reduced effective October 30, 2014. The Fund’s performance for the six-, twelve- and thirty-six-month periods ended June 30, 2014 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees. The Fund’s performance for the six- and twelve-month periods ended June 30, 2014 was in the 3rd quintile of its peer group. The Fund’s performance for the thirty-six-month period ended June 30, 2014 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Advisor and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

60

Other Items (Unaudited) (Continued)

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by each Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

61

Other Items (Unaudited) (Continued)

Touchstone Capital Growth Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone International Small Cap Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Value Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

62

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

63

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Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54BB-TST-SAR-1412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/26/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/26/15

* Print the name and title of each signing officer under his or her signature.